CONVERTIBLE PROMISSORY NOTES AND SHORT TERM LOANS (Details Narrative 4) - USD ($)									1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 08, 2023	Aug. 11, 2023	Jul. 18, 2023	Jul. 13, 2023	Mar. 29, 2023	Dec. 30, 2022	Dec. 29, 2022	Dec. 21, 2021	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Nov. 30, 2022
Short-Term Debt [Line Items]
Maturity date								Dec. 21, 2026
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right									9,590			9,590		9,590		57,536
Principal amount								$ 12,400,000										$ 364,000
Adjustment for amortization												$ 17,102		$ 49,393
Gross proceeds														744,333	$ 1,889,144	$ 1,476,121	$ (1,660,220)
Debt issuance costs in the amount								$ 193,437
Accretion Expense														134,013
Line of Credit Facility, Revolving Credit Conversion to Term Loan, Description										In assigning the selling accounts receivables to the revolving loan lender, the Company is receiving 85% of their value as an advance of its regular collection of those receivables
Financing Receivable, Revolving, Converted to Term Loan										$ 1,200,000
Line of credit									$ 300,000	$ 300,000		300,000		300,000
Increase decrease accounts receivable									891,111					377,579	40,799	(686,197)	435,484
Line of credit, principal payment									1,191,111
Convertible debt									284,898		$ 69,930	284,898		284,898	69,930
Interest expense														689,493	126,574	111,040	546,878
Series A Convertible Note Holders [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right						51,101
Promissory Note Agreement [Member] | Individual Investor [Member]
Short-Term Debt [Line Items]
Debt instrument carrying value									600,000		$ 600,000	600,000		600,000	600,000	600,000
Debt instrument interest rate during period											25.00%
Maturity date											Dec. 15, 2023
Early payment penalty provision percentage											3.00%
Debt instrument interest and debt expense														12,825
Accrued interest																12,312
New Promissory Note [Member]
Short-Term Debt [Line Items]
Debt instrument carrying value									270,000			270,000		270,000		270,000
Maturity date						Jun. 30, 2023	Dec. 31, 2023
Principal amount						$ 270,000
Debt instrument, fair value disclosure						248,479
Adjustment carrying value and principal amount						$ 21,521
Debt instrument unamortized amount																7,304
Adjustment for amortization														7,304
Collateralized Bridge Loan Agreement [Member] | Finance Company [Member]
Short-Term Debt [Line Items]
Debt instrument carrying value					$ 420,000											300,000
Debt instrument unamortized amount																12,000
Gross proceeds					300,000
Debt issuance costs in the amount					12,000
Collateralized Bridge Loan Agreement [Member] | Finance Company [Member] | First Four Weeks [Member]
Short-Term Debt [Line Items]
Debt instrument periodic payment					5,250
Collateralized Bridge Loan Agreement [Member] | Finance Company [Member] | Remaining Thirty Six Weeks [Member]
Short-Term Debt [Line Items]
Debt instrument periodic payment					$ 11,083
Short-term Bridge Loan Agreement [Member]
Short-Term Debt [Line Items]
Adjustment for amortization														6,142
Accretion Expense														66,213
Short-term Bridge Loan Agreement [Member] | Finance Company [Member]
Short-Term Debt [Line Items]
Debt instrument carrying value	$ 598,014
Gross proceeds											$ 800,000
Debt issuance costs in the amount											32,000				32,000
Short-term Bridge Loan Agreement [Member] | Additional Collateralized Bridge Loan Agreement [Member]
Short-Term Debt [Line Items]
Gross proceeds			$ 700,000
Short-term Bridge Loan Agreement [Member] | Collateralized Merchant Finance Company [Member]
Short-Term Debt [Line Items]
Debt instrument carrying value	844,200			$ 540,000							560,000				560,000	275,462
Debt instrument unamortized amount											6,142				6,142
Adjustment for amortization												5,143		24,000
Gross proceeds	630,000			400,000							400,000
Debt issuance costs in the amount	15,750			24,000							9,999				$ 9,999
Debt instrument periodic payment	$ 19,195			$ 38,705							$ 13,995
Accretion Expense												10,949		141,870
Debt instrument term	308 days			98 days							280 days
Series A Notes [Member]
Short-Term Debt [Line Items]
Debt instrument unamortized amount																$ 49,393	8,088,003
Debt issuance costs in the amount																	$ 2,301,854
Series A Notes [Member] | Additional Collateralized Bridge Loan Agreement [Member]
Short-Term Debt [Line Items]
Debt issuance costs in the amount			28,000
Additional Collateralized Bridge Loan Agreement [Member]
Short-Term Debt [Line Items]
Adjustment for amortization												1,074		1,074
Accretion Expense												25,599		25,599
Additional Collateralized Bridge Loan Agreement [Member] | Finance Company [Member]
Short-Term Debt [Line Items]
Debt instrument carrying value			980,000						357,445			357,445		357,445
Debt instrument unamortized amount	$ 14,676								11,900			11,900		11,900
Adjustment for amortization													$ 9,100	16,100
Debt instrument periodic payment			24,500
Loss on amendment of debt			$ 59,161
Accretion Expense													$ 108,245	300,651
Two Short Term Promissory Notes [Member]
Short-Term Debt [Line Items]
Debt instrument carrying value									500,000			500,000		500,000
Principal amount		$ 250,000							250,000			250,000		250,000
Administrative fees		75,000
Administrative fees												25,000
Administrative fees												50,000
Accrued interest									$ 62,500			62,500		62,500
Two Short Term Promissory Notes [Member] | One Investor [Member]
Short-Term Debt [Line Items]
Debt instrument carrying value		$ 500,000
Promissory Note [Member]
Short-Term Debt [Line Items]
Accretion expense												$ 370,755		$ 1,421,729